Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 13. Fair Value Measurements
The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The Public Warrants were classified as Level 1 financial instruments. The fair value of Public Warrants was measured based on the listed market price of such warrants.
The change in the fair value of the derivative warrant liabilities (Public Warrants) for the six months ended June 30, 2023 is summarized as follows (in thousands):

Public Warrants
Derivative warrant liabilities at December 31, 2022	$6,922
Change in fair value	534
Exercise of warrants	(7,438)
Foreign currency translation adjustments	(18)

Derivative warrant liabilities at June 30, 2023	$—

Contingent consideration are classified as Level 3 financial instruments. The fair value of contingent consideration is determined based on significant unobservable inputs including discount rate, estimated revenue of the acquired business, and estimated probabilities of achieving specified technology development and operational milestones. Significant judgment is employed in determining the appropriateness of the inputs described above. Changes to the inputs could have a material impact on the company’s financial position and results of operations in any given period.
With respect to the contingent consideration obligation arising from the acquisition of Photospire Limited (“Spirable”), the Company estimates the fair value at each subsequent reporting period using a probability weighted discounted cash flow model for contingent milestone payments and Monte Carlo simulation for contingent revenue payments.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent Consideration	$—	$—	$5,140	$5,140

Total liabilities	$—	$—	$5,140	$5,140

The change in the fair value of the contingent consideration is summarized as follows (in thousands):

2023
Beginning balance – January 1	$10,729
Issuance of shares (1)	(8,440)
Loss on fair value remeasurement of contingent consideration (2)	2,809
Foreign currency translation adjustments	42

Ending balance – June 30	$5,140

(1)
On February 21, 2023, the Company issued 1,677,920 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.

(2)	Loss on fair value remeasurement of contingent consideration mainly relates to the Second Spectrum acquisition.
As of June 30, 2023, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value.